Acquisitions	6 Months Ended
Jun. 30, 2026
Acquisitions [Abstract]
Acquisitions

Note 3. Acquisitions

Acquisition of SCG:

On March 1, 2026, the Company completed the acquisition of 100% of the shares of SCG Canada Inc. (“SCG”), a Canadian company specializing in hand-held digital forensic solutions that enable access to data from many of the most common unmanned aerial vehicles (“UAVs” or “drones”) for the extraction, decoding and visualization of forensic artifacts. The acquisition was completed to expand the Company’s digital forensic capabilities to include drone forensics.

The Company accounted for the acquisition as an asset acquisition. The total cost allocated to the acquired technology intangible asset, before recognition of the related deferred tax liability, was $17,265. This amount consisted of cash consideration paid at closing of $15,293, deferred consideration of $1,707 payable on March 1, 2027, and direct transaction costs of $341, partially offset by net liabilities acquired of $76. A deferred tax liability of $6,225 was recognized at the applicable Canadian statutory rate, resulting in a gross intangible asset of $23,490, amortized on a straight-line basis over five years.